Average Annual Total Returns		12 Months Ended	50 Months Ended	60 Months Ended	95 Months Ended	109 Months Ended	120 Months Ended	124 Months Ended	188 Months Ended	197 Months Ended	267 Months Ended	270 Months Ended	271 Months Ended			272 Months Ended	274 Months Ended			286 Months Ended	898 Months Ended
	Dec. 30, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Class A
Prospectus [Line Items]
Average Annual Return, Percent		8.33%		8.18%			8.71%														11.38%
Performance Inception Date	Feb. 21, 1950
Class 529-A
Prospectus [Line Items]
Average Annual Return, Percent		10.91%		8.65%			8.91%											8.18%
Performance Inception Date	Feb. 19, 2002
Class C
Prospectus [Line Items]
Average Annual Return, Percent		13.11%		8.65%			8.69%													7.96%
Performance Inception Date	Mar. 15, 2001
Class 529-C
Prospectus [Line Items]
Average Annual Return, Percent		13.06%		8.60%			8.88%												8.10%
Performance Inception Date	Feb. 20, 2002
Class 529-E
Prospectus [Line Items]
Average Annual Return, Percent		14.65%		9.17%			9.04%										7.76%
Performance Inception Date	Mar. 07, 2002
Class F-1
Prospectus [Line Items]
Average Annual Return, Percent		14.89%		9.41%			9.29%													8.19%
Performance Inception Date	Mar. 15, 2001
Class 529-F-1
Prospectus [Line Items]
Average Annual Return, Percent		15.13%		9.63%			9.52%				9.31%
Performance Inception Date	Sep. 17, 2002
Class F-2
Prospectus [Line Items]
Average Annual Return, Percent		15.20%		9.69%			9.57%			9.74%
Performance Inception Date	Aug. 05, 2008
Class F-2 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		13.52%		8.53%			8.24%
Class F-2 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		10.20%		7.53%			7.49%
Class F-3
Prospectus [Line Items]
Average Annual Return, Percent		15.31%		9.82%	10.56%
Performance Inception Date	Jan. 27, 2017
Class 529-F-2
Prospectus [Line Items]
Average Annual Return, Percent		15.23%	13.43%
Performance Inception Date	Oct. 30, 2020
Class 529-F-3
Prospectus [Line Items]
Average Annual Return, Percent		15.26%	13.47%
Performance Inception Date	Oct. 30, 2020
Class R-1
Prospectus [Line Items]
Average Annual Return, Percent		14.06%		8.62%			8.48%							7.58%
Performance Inception Date	Jun. 11, 2002
Class R-2
Prospectus [Line Items]
Average Annual Return, Percent		14.09%		8.63%			8.50%								7.41%
Performance Inception Date	May 31, 2002
Class R-3
Prospectus [Line Items]
Average Annual Return, Percent		14.57%		9.10%			8.98%						8.04%
Performance Inception Date	Jun. 06, 2002
Class R-4
Prospectus [Line Items]
Average Annual Return, Percent		14.92%		9.43%			9.31%					8.53%
Performance Inception Date	Jun. 27, 2002
Class R-5
Prospectus [Line Items]
Average Annual Return, Percent		15.26%		9.76%			9.64%									8.49%
Performance Inception Date	May 15, 2002
Class R-6
Prospectus [Line Items]
Average Annual Return, Percent		15.30%		9.81%			9.69%		12.32%
Performance Inception Date	May 01, 2009
Class R-2E
Prospectus [Line Items]
Average Annual Return, Percent		14.39%		8.94%			8.83%	8.98%
Performance Inception Date	Aug. 29, 2014
Class R-5E
Prospectus [Line Items]
Average Annual Return, Percent		15.14%		9.66%		10.55%
Performance Inception Date	Nov. 20, 2015
S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		25.02%		14.53%			13.10%			11.90%